Document and Entity Information	Jan. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2021
Entity Registrant Name	SOUTHERN MISSOURI BANCORP, INC.
Entity Incorporation, State or Country Code	MO
Entity File Number	000-23406
Entity Tax Identification Number	43-1665523
Entity Address, Address Line One	2991 Oak Grove Road
Entity Address, City or Town	Poplar Bluff
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63901
City Area Code	573
Local Phone Number	778-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000916907
Title of 12(b) Security	Common Stock
Trading Symbol	SMBC
Security Exchange Name	NASDAQ